Income Taxes - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Deferred tax expense (recovery)	CAD (275,000,000)		CAD 114,000,000
Income tax rate	35.00%
Deferred tax recovery due to adjustment to the tax basis of the refining assets			CAD (415,000,000)
Increase in applicable tax rate			2.00%
Deferred tax liability has been recognized	CAD 0
Amounts of tax pools available, including tax losses	10,031,000,000	CAD 6,309,000,000
Unrecognized as a deferred income tax asset		40,000,000
Canadian Non Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	73,000,000	46,000,000
US Federal Net Operating Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	593,000,000	623,000,000
Canadian Net Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	8,000,000	43,000,000
Net capital losses associated with unrealized foreign exchange losses	CAD 293,000,000	730,000,000
Reduction of U.S. Federal Corporate Income Tax Rate
Disclosure of income taxes [line items]
Income tax rate, current	21.00%
Temporary Differences [Member]
Disclosure of income taxes [line items]
Income tax expense		CAD 7,457,000,000